Schedule of investments
Delaware Real Estate Securities Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.50%
Real Estate — 3.32%
Americold Realty Trust	132,621	$ 3,754,501
Mid-America Apartment Communities	5,652	887,307
Xenia Hotels & Resorts	68,454	902,224
		5,544,032
REIT Healthcare — 9.18%
Healthpeak Properties	220,644	5,531,545
Welltower	149,540	9,802,347
		15,333,892
REIT Hotel — 2.07%
Apple Hospitality REIT	108,738	1,715,886
Ryman Hospitality Properties	21,284	1,740,605
		3,456,491
REIT Industrial — 12.56%
First Industrial Realty Trust	54,989	2,653,769
Prologis	127,906	14,418,843
Rexford Industrial Realty	63,007	3,442,703
Summit Industrial Income REIT	27,259	456,800
		20,972,115
REIT Information Technology — 11.75%
American Tower	7,859	1,665,008
Digital Realty Trust	78,170	7,838,106
Equinix	13,672	8,955,570
SBA Communications	4,159	1,165,809
		19,624,493
REIT Mall — 2.66%
Simon Property Group	37,834	4,444,738
		4,444,738
REIT Manufactured Housing — 5.10%
Equity LifeStyle Properties	50,815	3,282,649
Sun Communities	36,583	5,231,369
		8,514,018
REIT Multifamily — 10.77%
Equity Residential	106,899	6,307,041
Essex Property Trust	21,994	4,660,969
Independence Realty Trust	92,726	1,563,360
UDR	140,848	5,455,043
		17,986,413
REIT Office — 6.61%
Alexandria Real Estate Equities	55,155	8,034,429
Boston Properties	44,597	3,013,865
		11,048,294
REIT Self-Storage — 9.95%
Extra Space Storage	42,111	6,197,897
Public Storage	37,211	10,426,150
		16,624,047
REIT Shopping Center — 7.16%
Federal Realty Investment Trust	23,223	2,346,452
Kimco Realty	210,571	4,459,894
Kite Realty Group Trust	161,331	3,396,017
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center (continued)
NETSTREIT	95,734	$ 1,754,804
		11,957,167
REIT Single Family — 3.35%
American Homes 4 Rent Class A	110,844	3,340,838
Invitation Homes	76,138	2,256,731
		5,597,569
REIT Single Tenant — 13.66%
Agree Realty	49,161	3,486,990
Realty Income	130,806	8,297,024
Spirit Realty Capital	52,324	2,089,297
VICI Properties	276,187	8,948,459
		22,821,770
Telecommunication Services — 0.36%
DigitalBridge Group	54,171	592,631
		592,631
Total Common Stocks (cost $114,594,708)		164,517,670

Short-Term Investments — 1.26%
Money Market Mutual Funds — 1.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	527,749	527,749
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	527,749	527,749
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	527,750	527,750
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	527,749	527,749
Total Short-Term Investments (cost $2,110,997)		2,110,997

Total Value of Securities—99.76% (cost $116,705,705)		166,628,667
Receivables and Other Assets Net of Liabilities—0.24%		403,105
Net Assets Applicable to 10,278,540 Shares Outstanding—100.00%		$167,031,772
NQ-IV063 [12/22] 2/23 (2747697)    1

Schedule of investments
Delaware Real Estate Securities Fund   (Unaudited)

Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CAD	(168,529)	USD	124,239	1/4/23	$(231)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
REIT – Real Estate Investment Trust
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
2    NQ-IV063 [12/22] 2/23 (2747697)